Loans, borrowings, cash and cash equivalents and short-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loans and borrowings	$ 14,792	$ 12,471
Leases	713	1,452
Gross debt	15,505	13,923
Cash and cash equivalents	4,953	3,609	$ 4,736	$ 11,721
Short-term investments	53	51
Net Cash PTVI		703
Net debt	$ 10,499	$ 9,560